Total net investment result - Disclosure In Tabular Form Of Insurance Finance Income / (Expense) (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure In Tabular Form Of Insurance Finance Income Expense [Line Items]
Insurance finance income / (expenses)	€ (10,243)	€ (9,246)
General Model [Member]
Disclosure In Tabular Form Of Insurance Finance Income Expense [Line Items]
Insurance finance income / (expenses)	(1,804)	(1,865)
Variable Fee Approach [Member]
Disclosure In Tabular Form Of Insurance Finance Income Expense [Line Items]
Insurance finance income / (expenses)	€ (8,439)	(7,369)
Premium allocation approach [Member]
Disclosure In Tabular Form Of Insurance Finance Income Expense [Line Items]
Insurance finance income / (expenses)		€ (12)